As Filed With the Securities and Exchange Commission on June 8, 2000
                                                              File No. 333-17391
                                                                       811-07959
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 64                     [X]


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 66                             [X]

                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)


   4455 E. Camelback Road, Suite 261E
              Phoenix, Az                                               85018
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100

                               Robert H. Wadsworth
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, Az 85018
               (Name and address of agent for service of process)


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

        [ ]  upon filing pursuant to paragraph (b)
        [ ]  on (date) pursuant to paragraph (b)
        [X]  60 days after filing pursuant to paragraph (a)(i)
        [ ]  on (date) pursuant to paragraph (a)(i)
        [ ]  75 days after filing pursuant to paragraph (a)(ii)
        [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                    VAN DEVENTER & HOCH AMERICAN VALUE FUND,
                        A SERIES OF ADVISORS SERIES TRUST


     Van Deventer & Hoch American Value Fund is a value-oriented stock fund. The Fund seeks to provide investors with long-term capital appreciation and current income.

THE SECURITIES AND EXCHANGE COMMISSIONS HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this prospectus is August __, 2000

                               RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT GOAL?

The Fund seeks to provide investors with long-term capital appreciation and current income.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund primarily invests in common stocks of U.S. companies. In selecting investments, the Advisor generally looks for companies that it believes have shown financial soundness and are undervalued in the market. Among other things, the Advisor considers the following in deciding to buy stocks for the Fund's portfolio:

*    events that could lead to an increase in the price of a stock;
*    high potential reward compared to potential risk; and
*    temporary drops in the price of a stock due to market overreaction.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND:

There is the risk that you could lose money on your investment in the Fund. This could happen if any of the following events happen:

*    The stock market goes down
*    Interest rates go up
*    Value stocks fall out of favor with the stock market
* The market continues indefinitely to undervalue the stocks in the Fund's portfolio
* The stocks in the Fund's portfolio turn out not to be undervalued after all because the Fund's initial evaluation of the stock was mistaken

WHO MAY WANT TO INVEST IN THE FUND?

The Fund may be appropriate for investors who:

*    Are pursuing a long-term goal such as retirement
* Want to diversify their investment portfolio by investing in a mutual fund hat uses the value approach in picking stocks
* Are willing to accept higher short-term risk along with higher potential for long-term total return

The Fund may not be appropriate for investors who:

*    Need regular income or stability of principal
*    Are pursuing a short-term goal or investing emergency reserves
* Wish to have the equity portion of their portfolio invested in growth stocks

                             PERFORMANCE INFORMATION

     Because the Fund has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases......................     None
Maximum deferred sales charge (load)..................................     None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees.......................................................     0.70%
Distribution and Service (12b-1) Fees.................................     0.25%
Other Expenses
   Administrative Service Fees*.......................................     0.70%
                                                                          -----
Total Annual Fund Operating Expenses..................................     1.65%
                                                                          =====

* The Administrative Services Fee compensates the Advisor for retaining other service providers needed by the Fund and paying all operating costs of the Fund, regardless whether those costs are mor or less than this fee.

EXAMPLE

     This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

               One Year....................... $  168
               Three Years.................... $  520
               Five Years..................... $  897
               Ten Years...................... $1,995

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The Fund's investment goal is to provide investors with long-term capital appreciation and current income.

     The Fund invests primarily in the common stock of U.S. companies. The Fund generally will invest in companies with a market capitalization of more than $200 million. Although not a principal investment strategy, the Fund may invest in companies with small market capitalizations.

     The Advisor uses the value style in selecting stocks for the Fund's portfolio. In seeking to identify undervalued companies, the Advisor looks for companies that it believes have greater value than is shown in the companies' financial statements, such as:

      * companies with substantial tangible assets such as land, timber, oil and other natural resources
      * companies with important brand names, patents, franchises or other intangible assets
      *  companies that are considered to be unattractive by other investors
      *  companies that are unpopular with the financial press

     In addition to a company's valuation, the Advisor looks for companies that it believes are financially sound. In seeking to do this, the Advisor considers the following:

      *  companies whose balance sheets show strong capitalization
      *  companies that can generate large cash flows
      *  companies that are not strongly leveraged
      *  companies that have the ability to pay their debts
      *  companies that have a history of paying dividends

     In general the Fund buys stocks that appear to be undervalued and considers selling them when they appear overvalued.

     Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

     In keeping with its investment approach, the Advisor does not frequently buy and sell securities. This means that the Fund has a low rate of portfolio turnover. This has the potential to make the Fund a tax efficient investment. This results in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. The lack of frequent trading also leads to lower transaction costs, which could offer higher performance.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

     The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are discussed above under Risk/Reward Summary." These risks are discussed in more detail below.

     MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     MANAGEMENT RISK. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisors, research, analysis and security selection decisions.

     SMALL AND MEDIUM CAPITALIZATION COMPANIES. To the extent the Fund invests in the stocks of small and medium capitalization companies, it may be subject to greater risk than when investing in larger companies. These companies may be more susceptible to market downturns and their prices may be more volatile.

                               INVESTMENT ADVISOR

     Van Deventer & Hoch, founded in 1969, is the investment advisor to the Fund. The investment advisor's address is 800 North Brand Boulevard, Suite 300, Glendale, CA 91203. The investment advisor provides advice on buying and selling securities. The investment advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the investment advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.70%.

     For more than a quarter century, the Advisor has provided investment management and related services to individuals, institutions and charitable organizations. As of December 31, 1999, the Advisor managed approximately $3.1 billion in assets for individual and institutional investors. The Advisor is one of fewer than 200 registered investment advisers admitted to the Investment Counsel Association of America, which mandates strict requirements for professional and financial responsibility.

PORTFOLIO MANAGER

     Russell D. Kartub, who joined the Advisor in 1984, is responsible for the day-to-day management of the Fund's portfolio. Since joining the Advisor, Mr. Kartub has enjoyed increasingly senior positions and since 1997 has served as a Senior Vice President and the Director of Research. From 1995 to 1997, he was a Senior Vice President and the Director of Information Systems and from 1991 until 1995 he was an Assistant Vice President and then a Vice President. He earned an undergraduate degree from Occidental College in Los Angeles and then an economics diploma from the London School of Economics.

                              SHAREHOLDER SERVICES

HOW TO BUY SHARES

     You may open a Fund account with $2,500 and add to your account at any time with $100 or more. You may open a retirement account with $1,000 and add to your account at any time with $100 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.

     You may purchase shares of the Fund by check or wire. Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form as discussed in this Prospectus. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

     If you are making an initial investment in the Fund, simply complete the Application Form included with this Prospectus and mail it with a check (made payable to "Van Deventer & Hoch American Value Fund") to:

     Van Deventer & Hoch American Value Fund
     c/o ICA Fund Services Corp.
     4455 East Camelback Rd., Ste 261E
     Phoenix, AZ 85018

     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Van Deventer & Hoch American Value Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

     If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. You may also fax the Account Application to the Transfer Agent at 1-602-522-8172. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for your. Once you have faxed your new Account Application, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies an be correctly applied. Your bank should transmit immediately available funds by wire to:

     Firstar Bank, N.A. Cinti/Trust
     ABA Routing #
     Van Deventer & Hoch American Value Fund
     DDA #
     Account name (shareholder name)
     Shareholder account number

     If you are making a subsequent purchase, your bank should wire funds as indicated above. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Aat (800) 576-8229. Your bank may charge you a fee for sending a wire to the Fund.

THROUGH BROKERS

     You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

AUTOMATIC INVESTMENT PLAN

     For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

     The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling (800) 576-8229. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

HOW TO SELL SHARES

     You may sell (redeem) your Fund shares on any day the Fund and the New York Stock Exchange ("NYSE") are open for business.

     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Certain redemptions require a signature guarantee. Call the Transfer Agent for details. You should send your redemption request to:

     Van Deventer & Hoch American Value Fund
     c/o ICA Fund Services Corp.
     4455 East Camelback Rd., Ste 261E
     Phoenix, AZ 85018

     If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 576-8229 before the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Fund and the Transfer Agent may use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 576-8229 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of syou could incur brokerage or other charges in converting the securities to cash.

                             PRICING OF FUND SHARES

     The price of Fund shares is based on the Fund's net asset value. The net asset value of the Fund's shares is determined by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses it owes. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund s is based on the net asset value next calculated after your order is received in proper form.

     The net asset value of shares of each class of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

                                TAX CONSEQUENCES

     The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12B-1 FEES

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 0.25% of the Fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

     This table shows the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information for the period May 7, 1999 through October 31, 1999 has been audited by ___________________________, independent accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

                    VAN DEVENTER & HOCH AMERICAN VALUE FUND,
                 A SERIES OF ADVISOR SERIES TRUST (THE "TRUST")

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                             ICA Fund Services Corp.
                             4455 ast Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018
                            Telephone: 1-800-576-8229

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-07959)

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST __, 2000

                     VAN DEVENTER& HOCH AMERICAN VALUE FUND
                      800 NORTH BRAND BOULEVARD, SUITE 300
                               GLENDALE, CA 91230


This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated August __, 2000, as may be revised, of the Van Deventer & Hoch American Value Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Van Deventer & Hoch (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus may be obtained by calling 1-800-576-8229.

                               TABLE OF CONTENTS

          The Trust                                                 B-2
          Investment Objective and Policies                         B-2
          Investment Restrictions                                   B-10
          Management                                                B-12
          Investment Advisory and Other Services                    B-13
          Portfolio Transactions and Brokerage                      B-15
          Portfolio Turnover                                        B-17
          Determination of Net Asset Value                          B-17
          Purchase and Redemption of  Shares                        B-19
          Taxation                                                  B-19
          Dividends and Distributions                               B-22
          Performance Information                                   B-22
          General Information                                       B-24
          Financial Statements                                      B-25
          Appendix                                                  B-26

                                    THE TRUST

     Advisors Series Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust may consist of various series which represent separate investment portfolios. This SAI relates only to the Fund.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

     Prior to ____________, 2000, the Fund was a series of Allegiance Investment Trust and its name was Allegiance American Value Fund. Prior to May 7, 1999, the Fund was a series of the Trust and was named the Van Deventer & Hoch American Value Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to seek to provide investors with long-term capital appreciation and current income. The Fund is nondiversified, which under the Investment Company Act of 1940 ("1940 Act") means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. In addition, the Fund may invest more than 25% of its assets in what may be considered a single industry sector. The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

     EQUITY SECURITIES. The equity securities in which the Fund invests generally consist of common stock, preferred stock and securities convertible into or exchangeable for common or preferred stock. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in the equity securities of U.S. companies. The Fund may invest in companies without regard to market capitalization, although it generally does not expect to invest in companies with market capitalizations of less than $200 million. The securities in which the Fund invests are expected to be either listed on an exchange or traded in an over-the-counter market.

     SMALL COMPANIES. Some of the securities in which the Fund may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

     PREFERRED STOCK. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

     FOREIGN SECURITIES. The Fund may invest up to 20% of its total assets in foreign securities, i Depositary Receipts, which are described below. The Fund expects that its investments in foreign issuers, if any, will generally be in companies which generate substantial revenues from U.S. operations and which are listed on U.S. securities exchanges. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and tare not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding Fund assets, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain issuers or countries and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in emerging market securities.

     DEPOSITARY RECEIPTS. American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership iin a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility and the depositary oan unsponsored facility frequently is under no obligation to distribute shareholder communications received fthe issuer of the deposited security or to pass voting rights through to the holders of the receipts in respect to the deposited securities.

     OTHER INVESTMENT COMPANIES. Apart from being able to invest all of its investable assets in another investment company having substantially the same investment objectives and policies, the Fund may invest uto 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees. These fees are in addition to the advisory and other fees charged to shareholders of the Fund. Additional fees may be charged by other investment companies.

     CORPORATE REORGANIZATIONS. The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of its Advisor, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Advisor who must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer or as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of the Fund and increase its brokerage and other transaction expenses.

     ILLIQUID SECURITIES. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Bof Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions oresal because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities ware otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     WARRANTS AND RIGHTS. The Fund may invest up to 5% of the total value of its assets (at the time of investment) in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     SECURITIES LOANS. The Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed one-third of the value of the Fund's total assets. In connection with such loans, the Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by the Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans justifies the risk.

     BORROWING MONEY. The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33-1/3% of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, while the interest obligation resulting from a bwill be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The Fund is required to designate specific liquid assets with its custodian equal to the amount it has borrowed.

     FORWARD COMMITMENTS. The Fund pay purchase securities for delivery at a future date. In order to invest the Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the SEC concerning such purchases. Since that policy currently recommends that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of the Fund consisting of liquid assets equal to the amount of the Fund's commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional liquid assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the Fund's portfolio are subject to cin value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses.

     To the extent the Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

     REPURCHASE AGREEMENTS. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which the Fund is permitted to invest. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 102% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Fund's restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

     INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Ratings Group ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or the equivalent by another nationally recognized securities rating organization, or, if unrated, determined by the Advisor to be of comparable quality. Such debt securities are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories. For descriptions of the securities ratings, see the Appendix.

     OPTIONS. The Fund may for hedging purposes and in order to generate additional income, write call options on a covered basis, provided that the aggregate value of such options may not exceed 10% of the Fs net assets as of the time the Fund enters into such options.

     The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction.

     A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option othe same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     The Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit tFun to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or a call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sthe option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

     OPTIONS ON FUTURES CONTRACTS. The Fund may also, subject to any applicable laws, purchase and write options on futures contracts for hedging purposes only. The holder of a call option on a futures contract has the right to purchase the futures contract, and the holder of a put option on a futures contract has the right to sell the futures contract, in either case at a fixed exercise price up to a stated expiration date or, in the case of certain options, on a stated date. Options on futures contracts, like futures contracts, are traded on contract markets.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. The Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option eprice the Fund will retain the full amount of this option premium, which provides a partial hedge against any dthat may have occurred in the Fund's portfolio holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If the Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. The Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, athe hedging instrument. Thus it may be possible for the Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

     The ability of the Fund to engage in options and futures strategies depends also upon the availability of a liquid market for such instruments. There can be no assurance that such a liquid market will exist for such instruments.

     OPTIONS ON STOCK INDICES. The Fund may engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the underlying common stocks. The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 5% of the total assets of the Fund.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the option premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock included in the index. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

     The Fund's ability to hedge effectively all or a portion of its securities through transactions in oon stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the securities held by the Fund. Since the Fund will not duplicate all of the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index o Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option position only if there appears to the Advisor of the Fund, at the time of investment, to be a liquid secondary market for such options.

     FUTURES CONTRACTS. Subject to applicable laws, the Fund may enter into bond and interest rate futures contracts. The Fund intends to use futures contracts only for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities, in each case in accordance with the terms of the contract. Futures contracts must be executed through a futures commission merchant, or brokerage firm, which is a member of an appropriate exchange designated as a "contract market" by the Commodity Futures Trading Commission ("CFTC").

     When the Fund purchases or sells a futures contract, the Trust must allocate assets of the Fund as an initial deposit on the contract. The initial deposit may be as low as approximately 5 percent or less of the value of the contract. The futures contract is marked to market daily thereafter and the Fund may be required to pay or entitled to receive additional "variation margin," based on decrease or increase in the value of the futures contract.

     Futures contracts call for the actual delivery or acquisition of securities, or in the case of futures contracts based on indices, the making or acceptance of a cash settlement at a specified future time. However, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract.

     The Fund's ability to hedge effectively through transactions in futures contracts depends on, among other factors, the Advisor's judgment as to the expected price movements in the securities underlying the futures contracts. In addition, it is possible in some circumstances that the Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

SHORT-TERM INVESTMENTS

     BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits (including Eurodollar time deposits), and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. The Fund has established certain minimum credit quality standards for bank obligations in which they invest.

     The Fund is not prohibited from investing in obligations of banks that are clients of the Distributor. However, the purchase of shares of the Fund by such banks or by their customers will not be a consideration in determining which bank obligations the Fund will purchase.

     BANKERS' ACCEPTANCES. A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     CERTIFICATES OF DEPOSIT. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market before maturity.

     COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days. For a description of commercial paper ratings, see the Appendix.

                             INVESTMENT RESTRICTIONS

     The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

     The Fund may not:

     (1) purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower. Otherwise, for purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

     (2) make loans, except that the Fund may: (a) purchase or hold debt instruments in accordance with its investment objectives and policies; (b) enter into repurchase agreements; and (c) engage in securities lending in an aggregate amount to exceed 30% of its total assets.

     (3) acquire more than 10% of the voting securities of any one issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) or invest more than 5% of the total assets of the Fund in the securities of an issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities); provided that the foregoing limitation shall not apply to 15% of the total assets of the Fund.

     (4) borrow, except that the Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33-1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. The Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 10% of itotal assets (taken at market value), and any interest paid on such borrowings will reduce income. Transactions tare fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act shall not be regarded as borrowings for the purpose of this restriction.

     (5) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from (a) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (b) engaging in forward purchases or sales of foreign currencies or securities;

     (6) pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (4) above.

     (7) purchase or sell real estate, including real estate limited partnership interests, commodities and commodities contracts, but excluding interests that are secured by interests in real estate. However, subject to its permitted investments, the Fund may invest in companies that invest in real estate, commodities or commodities contracts. The Fund may invest in futures contracts and options thereon to the extent described in the Prospectus and elsewhere in this SAI.

     (8) act as underwriter of any securities of other issuers, except as it may be deemed and underwriter under federal securities laws in selling a security held by the Fund.

     (9) issue any senior securities, as defined in the 1940 Act, except that this restriction shall be dto prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, (b) entering into permissible repurchase and dollar roll transactions, or (c) entering into other borrowed as permitted by rule, regulation or order of the SEC.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     (1) invest in the securities of other investment companies or purchase any other investment c voting securities or make any other investment in other investment companies except to the extent permitted by federal law.

     (2) invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

     (3) borrow money from banks to purchase securities..

     If a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or the purchase of restricted or illiquid securities.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund=s investment objectives and policies and to general supervision by the Board of Trustees.

     The Trustees and officers of the Trust, their ages and positions with the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age            Position        Principal Occupation During Past Five Years
---------------------            --------        -------------------------------------------
Walter Auch, Sr.(Born 1921)      Trustee         Director, Nicholas-Applegate Mutual Funds, Brinson Funds
6001 N. 62nd Place                               (since 1994), Smith Barney Trak Fund, Pimco Advisors L.P.,
Paradise Valley, AZ 85253                        Banyan Realty Trust, Banyan Land Fund II and Legend Properties.

Eric Banhazl (Born 1957)*        Trustee,        Senior Vice President, Investment Company Administration LLC;
2025 E. Financial Way            President and   Vice President, First Fund Distributors, Inc.; Assistant Treasurer,
Glendora, CA 91740               Treasurer       RNC Mutual Fund Group; Treasurer, Guinness Flight Investment
                                                 Funds, Inc. and Professionally Managed Portfolios.

Donald O'Connor (Born 1936)      Trustee         Retired; formerly Executive Vice President and Chief Operating
1700 Taylor Avenue                               Officer of ICI Mutual Insurance Company (until January, 1997),
Fort Washington MD, 20744                        Vice President, Operations, Investment Company Institute (until
                                                 June, 1993).

George Wofford III               Trustee         Vice President, Information Services, Federal Home Loan Bank of
(Born 1939)                                      San Francisco (since March, 1993); formerly Director of
305 Glendora Circle                              Management Information Services, Morrison & Foerster (law
Danville, CA 94526                               firm).

Steven J. Paggioli               Vice            Executive Vice President, Robert H. Wadsworth & Associates, Inc.
(Born 1950)                      President       and Investment Company Administration LLC; Vice President,
479 W. 22nd Street                               First Fund Distributors, Inc.; President and Trustee,
New York, NY 10011                               Professionally Managed Portfolios; Director, Managers Funds, Inc.

Robert H. Wadsworth              Vice            President, Robert H. Wadsworth & Associates, Inc., Investment
(Born 1940)                      President       Company Administration, LLC and First Fund Distributors, Inc.;
4455 E. Camelback Road                           Vice President, Professionally Managed Portfolios; President,
Suite 261E                                       Guinness Flight Investment Funds, Inc.; Director, Germany Fund,
Phoenix, AZ 85018                                Inc., New Germany Fund, Inc. and Central European Equity Fund,
                                                 Inc. and Deutsche Funds, Inc.

Chris O. Moser (Born 1949)       Secretary       Employed by Investment Company Administration LLC (since
4455 E. Camelback Road                           July, 1996); formerly employed by Bank One, N.A. (from August,
Phoenix, AZ  85018                               Suite 261E 1995 until July, 1996); O'Connor, Cavanagh, Anderson,
                                                 Killingsworth and Beshears (law firm) (until August, 1995).

* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

     Each independent Trustee receives a total of $12,000 per year in fees and is reimbursed for expenses. This amount is allocated among the portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Shares of the Fund owned by the Trustees and officers as a group were less than 1% at _________, 2000.

     Prior to ___________, 2000, the Fund was a series of Allegiance Investment Trust. For the Fund's fiscal year ended October 31, 1999, all series of the Allegiance Investment Trust paid Mr. Meno T. Lake and Mr. Donald E. O'Connor, Trustees of Allegiance Investment Trust, a total of $7,500 each in compensation.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     The Trust has entered into an Investment Advisory Agreement dated ___________, 2000 ("Advisory Agreement") with Van Deventer & Hoch with respect to the Fund. Van Deventer & Hoch is referred to in this SAI as the "Advisor." The Advisor is entitled to receive investment advisory fees, which are accrued daily and payable monthly, at the annual rate of 0.70% of the Fund's average daily net assets.

     The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are neither parties to the Advisory Agreement nor "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically if it is assigned, and is terminable at any time without penalty by the Trustees of the Trust or with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

     The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable (1) for any error of judgment or mistake of law; (2) for any loss arising out of any investment; or (3) for any act or omission in the execution of security transactions for the Trust or the Fund, except that the Advisor and its personnel shall not be protected against any liability to the Trust, the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its or their part in the performance of its or their duties or from reckless disregard of its or their obligations or duties thereunder.

     For the period May 1, 1998 through October 31, 1998 and for the fiscal year ended October 31, 1the Fund paid the Advisor $______ and $_______, respectively, in advisory fees.

DISTRIBUTOR

     First Fund Distributors, Inc. (the "Distributor") and the Trust are parties to a distribution agreement ("Distribution Agreement"), dated ____________, 2000. The Distributor has its principal business offices at 4455 East Camelback Road, Suite 261E, Phoenix, Arizona 85018. The Distribution Agreement is renewable annually and may be terminated by the Distributor or by the Trustees of the Trust who are not interested persons and have no financial interest in the Plans or any related agreement ("Qualified Trustees") by a majority vote of the outstanding shares of the Fund upon not more than 60 days' written notice by either party.

     Pursuant to Rule 12b-1 under the 1940 Act, the Trust, on behalf of the Fund, has adopted a distribution plan dated as of _____, 2000 (the "Plan"). The Plan provided that the Fund will pay the Advisor, as the Distribution Coordinator, a fee calculated daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the of the Fund. The Advisor can use these fees to compensate broker/dealers and service providers (including each Advisor and its affiliates) which provide administrative and/or distribution services to holders of these shares or their customers who beneficially own these shares.

     The Plan was in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may, directly or indirectly, bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Plan requires that quarterly written reports of money spent under such Plan and of the purposes of such expenditures be furnished to and reviewed by the Trustees. Expenditures may include (1) the cost of prospectuses, reports to shareholders, sales literature and other materials for potential investors; (2) advertising;
(3) expenses incurred in connection with the promotion and sale of the Fund's shares, including the Advisor's expenses for travel, communication, and compensation and benefits for sales personnel; and (4) any other expenses reasonably incurred in connection with the distribution and marketing of the shares subject to approval of a majority of the Qualified Trustees. The Plan may not be amended to materially increase the amount that may be spent under the Plan without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

     From time to time, the Advisor may provide incentive compensation to its own employees and employees of banks, broker-dealers and investment counselors in connection with the sale of shares of the Fund. Promotional incentives such as cash or other compensation, including merchandise, airline vouchers, trips and vacation packages will be offered uniformly to all program participants and may be predicated upon the amount of shares of the Fund sold by the participant, subject to applicable legal requirements.

ADMINISTRATIVE SERVICES

     The Trust, on behalf of the Fund, has entered into an Administrative Services Agreement with the Advisor, dated ______, 2000 (the "Administrative Services Agreement"). The Fund pays the Advisor an Administrative Services Fee of 0.70% of its daily average net assets, accrued daily and paid monthly. The fee payable to the Advisor by the Fund under the Administrative Services Agreement is the only fee or expense payable by the Fund for the following ordinary services: all administrative services, primarily by retaining the Subadministrator, as described below, custody and transfer agency services by retaining the Custodian and Transfer Agent named below, and all other ordinary services and operating expenses (other than brokerage commissions, dealer mups, taxes, interest and extraordinary items).

     The Administrative Services Fee paid to the Advisor effectively limits the Fund's operating e The Advisor may potentially earn greater profits under the Administrative Services Agreement if assets of the Fund grow sufficiently large to reduce actual operating expenses to less than the Advisor's Administrative Services Fee. The Board of Trustees will consider the level of profitability of the Administrative Services Fee in its dto renew the Advisory Agreement.

     The Fund paid $20,189 in Administrative Services Fee for the period May 7, 1999 to October 31, 1999.

THE SUBADMINISTRATOR

     The Advisor and Investment Company Administration, L.L.C. (the "Subadministrator") are parties to a subadministration agreement (the "Subadministration Agreement") with respect to the Fund. The Subadministration Agreement provides that the Subadministrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Subadministration Agreement relates, except a loss that results from willful misfeasance, bad faith or gross negligence on the part of the Subadministrator in the performance of its duties or from reckless disregard by it of its duties and obligations under the Subadministration Agreement. The Subadministration Agreement renews each year unless terminated according to its terms. The Advisor pays the Subadministrator's fee out of the Administrative Services Fee.

     Under the Subadministration Agreement, the Subadministrator provides administrative and fund accounting services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation or performance of data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its business. In this capacity, the Subadministrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Advisor and who is appointed and supervised by senior officers of the Advisor. Changes in the Fund's investments are reviewed by the Board of Trustees of the Trust. The portfolio manager may serve other clients of the Advisor in a similar capacity.

     Under the advisory agreement, the Advisor uses its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the Advisor, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Advisor is not required to obtain the lowest commission or the best net price for the Fund on any particular transaction, and is not required to execute any order in a fashion preferential to other accounts it manages.

     Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Advisor normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Advisor on the tender of the Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Advisor. At present, no other recapture arrangements are in effect.

     Under the advisory agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Advisor, the Fund and/or other accounts for which the Advisor exercises investment discretion an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its overall responsibilities to accounts over which the Advisor exercises investment discretion. Not all of such services are useful or of value in advising the Fund. The Advisor reports to the Board of Trustees regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to the Fund. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     The management fees that the Fund pays to the Advisor will not be reduced as a consequence of the Advisor's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the Advisor serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Advisor in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Advisor, the Advisor would, through use of the services, avoid the additional expenses which would be incurred if the Advisor should attempt to develop comparable information through its own staff.

     In certain instances, there may be securities that are suitable for the Fund as well as one or more of the Advisor's other clients. Investment decisions for the Fund and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When the Fund or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will generally produce better executions for the Fund.

     It is not anticipated that any portfolio transactions will be executed with the Advisor or the Shareholder Servicing Agent, or with any affiliate of the Advisor or a Shareholder Servicing Agent, acting either as principal or as broker.

     For the period May 1, 1998 through October 31, 1998 and for the fiscal year ended October 31, 1the Fund paid $10,632 and $_______, respectively, in brokerage commissions.

                               PORTFOLIO TURNOVER

     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." For the period May 1 through October 31, 1998, and for the fiscal year ended October 31, 1999, the Fund had a portfolio turnover rate of 19.88% and ___%, respectively.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which include accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

     The net asset value of the shares of the Fund is determined on each day on which the New York Stock Exchange ("NYSE") is open. This determination is made once during each such day, as of 4:00 P.M.(Eastern Time) or earlier when trading closes earlier. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund may, but does not expect to, determine the net asset value of its shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially the per-share net asset value.

     Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund's net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor pursuant to procedures approved by or under the direction othe Board.

     The Fund's securities, including ADRs, EDRs and CDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business othe day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

     Corporate debt securities, mortgage-related securities and asset-backed securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the appropriate Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

     An option that is written by the Fund is generally valued at the last sale price or, in the absence of tlas sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.

     If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Advisor determines their fair value, following procedures approved by the Board. The Trustee periodically reviews such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

     All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                        PURCHASE AND REDEMPTION OF SHARES

     Shares of the Fund are sold on a continuous basis and may be purchased from the Distributor or a broker- dealer or financial institution that has an agreement with the Distributor. Purchases may be made Monday through Friday, except on certain holidays. Shares are purchased at net asset value the next time it is calculated after your investment is received and accepted by the Distributor.

     On any business day, shareholders may redeem all or a portion of their shares. If the shares being redeemed were purchased by check, telephone or through an automatic investment program, the Fund may delay the mailing of the redemption check for up to 10 business days after purchase to allow the purchase to clear. The redemption will be processed at net asset value the next time it is calculated after the redemption request in good order is received. A redemption is treated as a sale for tax purposes, and could result in taxable gain or loss ia non-tax-sheltered account.

     The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation upon application by the Fund pursuant to
Section 22(e) of the 1944 Act) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has permitted by order. The Fund also reserves the right to suspend sales of its shares for any period during which the NYSE, the Advisor, the Administrator or the Custodian is not open for business.

                                    TAXATION

     The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

     In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% or the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at trate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-ex shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

     The Fund intends to declare and pay dividends and other distributions, as stated in the prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

     The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

     For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

     Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

     Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment athe dealer property identifies the shares as held for investment.

     Redemptions of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized uthe redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-m period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

     The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially aof which will be declared as dividends to the Fund's shareholders.

     The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

     The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

     Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the dpaid by the amount of the dividend of distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

     Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect tot he reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                             PERFORMANCE INFORMATION

     AVERAGE ANNUAL TOTAL RETURN. From time to time, the Fund may advertise its total return. The Fund's total return refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), and assumes that the entire investment is redeemed at the end of each period. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                         n
                                P (1 + T)  = ERV

     Where:  P   = a hypothetical initial payment of $1,000;
             T   = average annual total return;
             n   = number of years; and
             ERV = Ending Redeemable Value of a hypothetical  $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of each respective period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

     AGGREGATE TOTAL RETURN. The Fund's "aggregate total return" figure represents the cumulative cin the value of an investment in the Fund for the specified period and are computed by the following formula prescribed by the
SEC:

                                     ERV - P
                                     -------
                                        P
     Where:  P   = a hypothetical initial payment of $1,000.
             ERV = Ending Redeemable Value of a hypothetical  $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

     The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the F performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

     The Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. In reports and other communications to shareholders or in advertising and sales literature. The Fund may also show the historical performance of other investment vehicles or groups of other mutual funds, and may compare tax equivalent yields to taxable yields. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between the Fund and the various indexes and reporting services which may be quoted by the Fund.

     The Fund's returns for the period ended June 30, 2000 were as follows:

                  One Year             ___%
                  From May 1, 1998     ___%

                               GENERAL INFORMATION

     Advisors Series Trust is an open-end management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of 16 effective series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund available for dto shareholders. The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

     If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created one series of shares, and may create additional series in the future, which have separate assets and liabilities. In the event more than one series were created, income and operating expenses not specifically attributable to a particular Fund would be allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Fund may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1944 Act, which require that the Fund pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. ICA Fund Services Corp., 4455 East Camelback Rd., Ste. 26 Phoenix, AZ 85018, acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

____________________________________, are the independent auditors for the Fund.

     Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.

     On  __________,   2000,  the  following  persons  owned  of  record  and/or
beneficially more than 5% of the Fund's outstanding voting securities:

     CODES OF ETHICS. The Boards of the Trust, the Advisor and the Distributor have each adopted a Cof Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased by the Fund.

                              FINANCIAL STATEMENTS

     The annual report for the Fund for the period ______________ through October 31, 1999 and the Fund's semi- annual report for the six-month period ended April 30, 2000 are separate documents supplied with this SAI and the financial statements, accompanying notes and, for the annual report, report of independent accountants, appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                             DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORPORATION: CORPORATE BOND RATINGS

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

          (a)  Agreement and Declaration of Trust (1)
          (b)  By-Laws (1)
          (c)  Not applicable
          (d)  Form of Investment Advisory Agreement (3)
          (e)  Distribution Agreement (3)
          (f)  Not applicable
          (g)  Custodian Agreement (3)
          (h)  (i)   Administration Agreement with Investment Company
                     Administration Corporation (2)
               (ii)  Fund Accounting Service Agreement (2)
               (iii) Transfer Agency and Service Agreement (2)
               (iv)  Administrative Services Agreement (3)
               (v)   Subadministration Agreement (3)
          (i)  (i)   Opinion of Counsel-Advantage Funds
               (ii)  Opinion of Counsel-Van Deventer & Hoch American Value
                     Fund (4)
          (j)  Consent of auditors (4)
          (k)  Not applicable
          (l)  Not applicable
          (m)  Form of Rule 12b-1 Plan (3)
          (n)  Not applicable
          (o)  Not applicable
          (p)  Code of Ethics (4)

     (1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and incorporated herein by reference.

     (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997 and incorporated herein by reference.

     (3) Previously filed with Registration Statement on Form N-14 on June 2, 2000 and incorporated herein by reference.

     (4) To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a

Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     SECTION 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The information required by this item with respect to Van Deventer & Hoch, the Adviser to the Van Deventer & Hoch American Value Fund is as follows:

     See information in Part A (Prospectus) and Part B (Statement of Additional Information) for information on Messrs. Snyders and Bock. Messrs. Putnam, Lovell, Morris and Ms. Thornton, who are indirect owners of the Manager (through their interests in a limited partner of a general partner of the Manager), also are principals in the investment banking firm of Putnam, Lovell, de Guardiola & Thornton, which specializes in the investment management industry.

     The information required by this item with respect to American Trust Company is as follows:

     American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

     MacKenzie-Childs, Ltd.
     360 State Road 90
     Aurora, NY 13026

     Great Northern Arts
     Castle Music, Inc.
     World Family Foundation
     all with an address at
     Gordon Road, Middletown, NY

Robert E. Moses, a Director of American Trust Company, is a director of:

     Mascoma Mutual Hold Corp.
     On The Green
     Lebanon, NH 03766

     Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

     Name of Investment Adviser                                    File No.
     --------------------------                                    --------
     Rockhaven Asset Management, LLC                               801-54084
     Capital Advisors, Inc.                                        801-14050
     Chase Investment Counsel Corp.                                801-3396
     Avatar Investors Associates Corp.                             801-7061
     The Edgar Lomax Company                                       801-19358
     AF Holdings, Inc.                                             801-30528
     Heritage West Advisors, LLC                                   801-55233
     Howard Capital Management                                     801-10188
     Segall Bryant & Hamill                                        801-47232
     National Asset Management Corporation                         801-14666
     Charter Financial Group, Inc.                                 801-50956
     Chartwell Investment Partners                                 801-54124

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

     Guinness Flight Investment Funds
     Fleming Capital Mutual Fund Group, Inc.
     Fremont Mutual Funds, Inc.
     Jurika & Voyles Fund Group
     Kayne Anderson Mutual Funds
     Masters' Select Investment Trust
     O'Shaughnessy Funds, Inc.
     PIC Investment Trust
     The Purisima Funds
     Professionally Managed Portfolios
     Rainier Investment Management Mutual Funds
     RNC Mutual Fund Group, Inc.
     Brandes Investment Trust
     Allegiance Investment Trust
     The Dessauer Global Equity Fund
     Puget Sound Alternative Investment Trust
     UBS Private Investor Funds
     FFTW Funds, Inc.
     Investors Research Fund, Inc.
     Harding, Loevner Funds, Inc.
     Samco Funds, Inc.
     TIFF Investment Program
     Trust for Investment Managers

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                      Position and Offices       Position and
Name and Principal                    with Principal             Offices with
Business Address                      Underwriter                Registrant
------------------                    ---------------            -----------
Robert H. Wadsworth                   President and              Vice President
4455 E. Camelback Road                Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                       Vice President             President,
2020 E. Financial Way, Ste. 100                                  Treasurer
Glendora, CA 91741                                               and Trustee

Steven J. Paggioli                    Vice President and         Vice President
915 Broadway, Ste. 1605               Secretary
New York, New York 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

     (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

     (b) the documents required to be maintained by paragraphs (5), (6), (10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

     American Trust Company, One Court Street, Lebanon, NH 03766

     Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222

     Chase  Investment  Counsel Corp., 300 Preston Avenue,  Charlottesville,  VA
     22902

     Avatar Associates Investment Corp., 900 Third Avenue, New York, NY 10022

     The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150

     AF Holdings, Inc. 465 Forest Avenue, Suite I, Laguna Beach, CA 92651

     Heritage West Advisors, LLC, 1850 North Central Ave., Suite 610, Phoenix, AZ 85004

     Liberty Bank and Trust Company, 4101 Pauger St., Suite 105, New Orleans, LA 70122

     Howard Capital Management, 45 Rockefeller Plaza, Suite 1440, New York, New York 10111

     Segall Bryant & Hamill,  10 South Wacker  Drive,  Suite 2150,  Chicago,  IL
     60606

     National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202

     Charter Financial Group, Inc., 1401 I Street N.W., Suite 505, Washington, DC 20005

     Chartwell Investment Partners, 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312

     Capital Advisors, Inc. 3205 S. Boston Ave., Suite 1300, Tulsa, OK 74013

     (c) with respect to The Heritage West Preferred Securities Income Fund series of the Registrant, all other records will be maintained by the Registrant; and

     (d) all other documents will be maintained by Registrant's custodian, Firstar Bank, 425 Walnut Street, Cincinnati, OH 45202.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Registrant hereby undertakes to:

     (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.

     (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N- 1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 6th day of June, 2000.


                                        ADVISORS SERIES TRUST


                                        By /s/ Eric M. Banhazl*
                                           -------------------------------------
                                           Eric M. Banhazl
                                           President

     This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on June 6, 2000


/s/ Eric M. Banhazl*                    President, Principal Financial
---------------------------------       and Accounting Officer, and
Eric M. Banhazl
Trustee


/s/ Walter E. Auch Sr.*                 Trustee
---------------------------------
Walter E. Auch, Sr.


/s/ Donald E. O'connor*                 Trustee
---------------------------------
Donald E. O'Connor


/s/ George T. Wofford Iii*              Trustee
---------------------------------
George T. Wofford III


* /s/ Robert H. Wadsworth
  ------------------------------
  By: Robert H. Wadsworth
      Attorney in Fact

                                    EXHIBITS


              Exhibit Number             Description
              --------------             -----------
                  99B(i)(i)         Opinion of Counsel-Advantage Funds